Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)
Ordinary shares, Par or Stated Value Per Share	0.01	$ 1
Ordinary shares, Shares Authorized	50,000	50,000
Ordinary shares, Shares, Issued	11,100,453	9,739
Ordinary shares, Shares, Outstanding	11,100,453	9,739